Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Entity Central Index Key	0001107414
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000226667
Shareholder Report [Line Items]
Fund Name	State Street U.S. Core Equity Fund
Trading Symbol	SSAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street U.S. Core Equity Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street U.S. Core Equity Fund	$17	0.14%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

IT was the best performing Index sector during the reporting period rising 52.7%. This was driven largely by “Magnificent 7”, top Index names which rose significantly largely on artificial intelligence excitement. The Fund also outperformed by more than 10% in the sector, driven by semiconductor company exposures such as Nvidia. The Fund benefitted from holdings including United Rentals, Parker-Hannifin, Trane Technologies, and Eaton, all of which returned more than 50% during the reporting period, as they benefitted from a range of tailwinds including infrastructure/capex spending driven by reshoring, green investment, and increased data center demand. The healthcare sector, which is more defensive, lagged in the strong risk-on market (although was still up 14.8%). This negatively impacted the Fund, which was modestly overweight the sector. In addition, the Fund’s stock selections underperformed. The largest detracting positions included Humana (healthcare services), Biomarin Pharma (biotech), and Merck (pharma). Derivatives did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
Line Graph [Table Text Block]
	SSAQX	S&P 500 Index
09/30/14	$10,000	$10,000
10/31/14	$10,183	$10,244
11/30/14	$10,454	$10,520
12/31/14	$10,394	$10,493
01/31/15	$9,977	$10,178
02/28/15	$10,614	$10,763
03/31/15	$10,477	$10,593
04/30/15	$10,557	$10,695
05/31/15	$10,691	$10,832
06/30/15	$10,528	$10,622
07/31/15	$10,821	$10,845
08/31/15	$10,078	$10,191
09/30/15	$9,632	$9,939
10/31/15	$10,496	$10,777
11/30/15	$10,454	$10,809
12/31/15	$10,181	$10,638
01/31/16	$9,514	$10,111
02/29/16	$9,494	$10,097
03/31/16	$10,081	$10,782
04/30/16	$10,181	$10,824
05/31/16	$10,442	$11,018
06/30/16	$10,312	$11,047
07/31/16	$10,759	$11,454
08/31/16	$10,853	$11,470
09/30/16	$10,917	$11,472
10/31/16	$10,673	$11,263
11/30/16	$11,020	$11,680
12/31/16	$11,212	$11,911
01/31/17	$11,547	$12,137
02/28/17	$12,000	$12,619
03/31/17	$12,061	$12,633
04/30/17	$12,230	$12,763
05/31/17	$12,277	$12,943
06/30/17	$12,393	$13,023
07/31/17	$12,692	$13,291
08/31/17	$12,694	$13,332
09/30/17	$12,919	$13,607
10/31/17	$13,156	$13,925
11/30/17	$13,433	$14,352
12/31/17	$13,510	$14,511
01/31/18	$14,283	$15,342
02/28/18	$13,876	$14,777
03/31/18	$13,541	$14,401
04/30/18	$13,531	$14,456
05/31/18	$13,848	$14,804
06/30/18	$13,956	$14,896
07/31/18	$14,561	$15,450
08/31/18	$14,950	$15,953
09/30/18	$15,123	$16,044
10/31/18	$14,038	$14,947
11/30/18	$14,396	$15,252
12/31/18	$13,099	$13,875
01/31/19	$14,162	$14,987
02/28/19	$14,529	$15,468
03/31/19	$14,822	$15,769
04/30/19	$15,494	$16,407
05/31/19	$14,512	$15,364
06/30/19	$15,639	$16,447
07/31/19	$15,798	$16,684
08/31/19	$15,485	$16,419
09/30/19	$15,687	$16,727
10/31/19	$16,156	$17,089
11/30/19	$16,779	$17,709
12/31/19	$17,318	$18,244
01/31/20	$17,382	$18,236
02/29/20	$16,109	$16,735
03/31/20	$14,251	$14,668
04/30/20	$16,179	$16,549
05/31/20	$17,049	$17,337
06/30/20	$17,331	$17,682
07/31/20	$18,428	$18,679
08/31/20	$19,878	$20,021
09/30/20	$19,087	$19,260
10/31/20	$18,712	$18,748
11/30/20	$20,673	$20,801
12/31/20	$21,443	$21,600
01/31/21	$21,095	$21,382
02/28/21	$21,828	$21,972
03/31/21	$22,758	$22,934
04/30/21	$24,082	$24,158
05/31/21	$24,292	$24,327
06/30/21	$24,806	$24,895
07/31/21	$25,419	$25,486
08/31/21	$25,959	$26,261
09/30/21	$24,816	$25,040
10/31/21	$26,447	$26,794
11/30/21	$26,007	$26,608
12/31/21	$27,098	$27,801
01/31/22	$26,031	$26,362
02/28/22	$25,099	$25,573
03/31/22	$25,680	$26,522
04/30/22	$23,484	$24,209
05/31/22	$23,532	$24,254
06/30/22	$21,672	$22,252
07/31/22	$23,736	$24,304
08/31/22	$22,768	$23,312
09/30/22	$20,656	$21,165
10/31/22	$22,143	$22,879
11/30/22	$23,418	$24,158
12/31/22	$22,155	$22,766
01/31/23	$23,673	$24,196
02/28/23	$22,974	$23,606
03/31/23	$23,657	$24,473
04/30/23	$24,138	$24,855
05/31/23	$24,508	$24,963
06/30/23	$26,045	$26,612
07/31/23	$26,856	$27,467
08/31/23	$26,579	$27,030
09/30/23	$25,311	$25,741
10/31/23	$25,005	$25,200
11/30/23	$27,314	$27,501
12/31/23	$28,548	$28,750
01/31/24	$29,210	$29,233
02/29/24	$31,115	$30,794
03/31/24	$32,111	$31,785
04/30/24	$30,811	$30,487
05/31/24	$32,266	$31,999
06/30/24	$33,541	$33,147
07/31/24	$33,891	$33,550
08/31/24	$34,717	$34,364
09/30/24	$35,267	$35,098

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSAQX	39.34%	17.59%	13.43%
S&P 500 Index	36.35%	15.98%	13.38%

AssetsNet	$ 5,761,822,842
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 7,859,802
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$5,761,822,842
Number of Portfolio Holdings	97
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$7,859,802

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Semiconductors	11.8%
Systems Software	8.6%
Interactive Media & Services	8.1%
Technology Hardware, Storage & Peripherals	6.3%
Pharmaceuticals	5.1%
Broadline Retail	4.3%
Transaction & Payment Processing Services	3.7%
Healthcare Equipment	2.9%
Application Software	2.9%
Diversified Banks	2.7%

Material Fund Change [Text Block]
C000226666
Shareholder Report [Line Items]
Fund Name	State Street Income Fund
Trading Symbol	SSASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Income Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Income Fund	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Our view in the fourth quarter of 2023 was that the economy, inflation and interest rates had peaked and were likely to decline over the reporting period. This outlook had the Fund begin the reporting period with a significant over-weight allocation to duration and a modest over-weight to credit sectors. Reflecting progress on the U.S. Federal Reserve's (“the Fed”) 2% inflation target and a softening of the labor market, the Fed cut the Fed Funds rate by 50bps and the yield on the 10-year U.S. Treasury note declined from 4.57% to 3.78%, during the reporting period. The Fund’s duration over-weight position contributed positively to its performance relative to its Benchmark. The Fund’s modest asset allocation over-weight to credit generated positive excess returns to the Index during the reporting period, as credit outperformed treasuries during the reporting period. Security selection in the investment grade corporate and CMBS allocations generated positive excess returns, while agency MBS detracted from performance. The Fund used treasury futures and index credit default swaps in order to actively manage duration and credit spread duration during the reporting period, with each product contributing to Fund performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
Line Graph [Table Text Block]
	SSASX	Bloomberg US Aggregate Bond Index
09/30/14	$10,000	$10,000
10/31/14	$10,101	$10,098
11/30/14	$10,160	$10,170
12/31/14	$10,160	$10,179
01/31/15	$10,365	$10,393
02/28/15	$10,309	$10,295
03/31/15	$10,349	$10,343
04/30/15	$10,311	$10,306
05/31/15	$10,280	$10,281
06/30/15	$10,162	$10,169
07/31/15	$10,220	$10,240
08/31/15	$10,201	$10,225
09/30/15	$10,219	$10,294
10/31/15	$10,290	$10,296
11/30/15	$10,244	$10,269
12/31/15	$10,195	$10,235
01/31/16	$10,257	$10,376
02/29/16	$10,308	$10,450
03/31/16	$10,477	$10,546
04/30/16	$10,563	$10,586
05/31/16	$10,548	$10,589
06/30/16	$10,733	$10,779
07/31/16	$10,846	$10,847
08/31/16	$10,860	$10,835
09/30/16	$10,844	$10,829
10/31/16	$10,779	$10,746
11/30/16	$10,523	$10,492
12/31/16	$10,552	$10,506
01/31/17	$10,591	$10,527
02/28/17	$10,668	$10,598
03/31/17	$10,662	$10,592
04/30/17	$10,759	$10,674
05/31/17	$10,838	$10,756
06/30/17	$10,825	$10,745
07/31/17	$10,885	$10,792
08/31/17	$10,971	$10,888
09/30/17	$10,937	$10,836
10/31/17	$10,940	$10,843
11/30/17	$10,922	$10,829
12/31/17	$10,972	$10,879
01/31/18	$10,863	$10,753
02/28/18	$10,744	$10,651
03/31/18	$10,808	$10,720
04/30/18	$10,719	$10,640
05/31/18	$10,784	$10,716
06/30/18	$10,753	$10,703
07/31/18	$10,782	$10,705
08/31/18	$10,849	$10,774
09/30/18	$10,789	$10,705
10/31/18	$10,700	$10,620
11/30/18	$10,746	$10,683
12/31/18	$10,890	$10,880
01/31/19	$11,063	$10,995
02/28/19	$11,057	$10,989
03/31/19	$11,270	$11,200
04/30/19	$11,288	$11,203
05/31/19	$11,457	$11,402
06/30/19	$11,621	$11,545
07/31/19	$11,649	$11,570
08/31/19	$11,906	$11,870
09/30/19	$11,853	$11,807
10/31/19	$11,890	$11,842
11/30/19	$11,896	$11,836
12/31/19	$11,911	$11,828
01/31/20	$12,089	$12,056
02/29/20	$12,217	$12,273
03/31/20	$11,961	$12,201
04/30/20	$12,271	$12,417
05/31/20	$12,424	$12,475
06/30/20	$12,534	$12,554
07/31/20	$12,770	$12,741
08/31/20	$12,690	$12,638
09/30/20	$12,667	$12,632
10/31/20	$12,633	$12,575
11/30/20	$12,837	$12,699
12/31/20	$12,888	$12,716
01/31/21	$12,801	$12,625
02/28/21	$12,630	$12,443
03/31/21	$12,492	$12,287
04/30/21	$12,591	$12,384
05/31/21	$12,649	$12,425
06/30/21	$12,759	$12,512
07/31/21	$12,900	$12,652
08/31/21	$12,882	$12,628
09/30/21	$12,768	$12,518
10/31/21	$12,759	$12,515
11/30/21	$12,781	$12,552
12/31/21	$12,749	$12,520
01/31/22	$12,455	$12,250
02/28/22	$12,291	$12,114
03/31/22	$11,952	$11,777
04/30/22	$11,492	$11,330
05/31/22	$11,551	$11,403
06/30/22	$11,343	$11,224
07/31/22	$11,623	$11,498
08/31/22	$11,296	$11,174
09/30/22	$10,791	$10,691
10/31/22	$10,666	$10,552
11/30/22	$11,099	$10,940
12/31/22	$11,043	$10,891
01/31/23	$11,410	$11,226
02/28/23	$11,105	$10,936
03/31/23	$11,402	$11,214
04/30/23	$11,476	$11,282
05/31/23	$11,327	$11,159
06/30/23	$11,272	$11,119
07/31/23	$11,275	$11,111
08/31/23	$11,197	$11,040
09/30/23	$10,852	$10,760
10/31/23	$10,625	$10,590
11/30/23	$11,186	$11,069
12/31/23	$11,692	$11,493
01/31/24	$11,663	$11,462
02/29/24	$11,454	$11,300
03/31/24	$11,565	$11,404
04/30/24	$11,203	$11,116
05/31/24	$11,421	$11,304
06/30/24	$11,555	$11,412
07/31/24	$11,835	$11,678
08/31/24	$12,043	$11,846
09/30/24	$12,214	$12,004

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSASX	12.55%	0.60%	2.02%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%

AssetsNet	$ 980,078,591
Holdings Count | Holding	1,349
Advisory Fees Paid, Amount	$ 1,608,314
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$980,078,591
Number of Portfolio Holdings	1,349
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$1,608,314

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
U.S. Treasuries	36.5%
Corporate Notes	30.9%
Agency Mortgage Backed	22.6%
Short-Term Investments	16.4%
Non-Agency Collateralized Mortgage Obligations	5.4%
Sovereign Bonds	0.7%
Agency Collateralized Mortgage Obligations	0.7%
Municipal Bonds and Notes	0.1%

Material Fund Change [Text Block]